Shareholders' Equity - Restricted Stock Units (Detail) - Restricted Stock Units (RSUs) [Member] - $ / shares shares in Millions	12 Months Ended
	Jul. 01, 2016	Jul. 03, 2015	Jun. 27, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Numbers of Shares, Beginning Balance	3.0	3.7	3.6
Restricted stock, Number of Share, Granted	2.7	1.3	1.4
Restricted stock, Number of Share, Assumed	12.5		0.2
Restricted stock, Number of Share, Vested	(2.0)	(1.7)	(1.3)
Restricted Stock, Number of Shares, Canceled or Expired	(0.5)	(0.3)	(0.2)
Numbers of Shares, Ending Balance	15.7	3.0	3.7
Expected to vest after July 1, 2016	14.2
Weighted Average Grant Date Fair Value Per Share, Beginning Balance	$ 73.80	$ 49.77	$ 35.82
Restricted stock, Granted, Weighted Average Grant Date Fair Value Per Share	61.32	100.13	69.08
Restricted stock, Assumed, Weighted Average Grant Date Fair Value Per Share	32.14		62.73
Restricted stock, Vested, Weighted Average Grant Date Fair Value Per Share	56.11	42.24	33.61
Restricted stock, Forfeited or expired, Weighted Average Grant Date Fair Value Per Share	62.09	67.31	47.62
Weighted Average Grant Date Fair Value Per Share, Ending Balance	41.92	$ 73.80	$ 49.77
Expected to vest after July 1, 2016	$ 42.27